Average Annual Total Returns - Transamerica JPMorgan Core Bond VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.46%	4.38%	3.82%	Oct. 02, 1986	7.16%	4.11%	3.56%	May 01, 2003	7.51%	4.44%	3.84%